Distribution Date:	08/17/26	BBCMS Mortgage Trust 2025-C39
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2025-C39

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Attention: General Contact	RRcmbs@barclays.com;
				SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Attention: Executive Vice President – Division Head	NoticeAdmin@pnc.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
			Heather Bennett and Job Warshaw	hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-14			and lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	15-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Liquidated Loan Detail	24	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: BBCMS 2025-C39 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26
		Directing Certificateholder	LNR Securities Holdings, LLC
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05556YAA0	4.381440%	16,918,000.00	15,514,801.70	189,697.29	56,647.64	0.00	0.00	246,344.93	15,325,104.41	30.06%	30.00%
A-4	05556YAB8	5.009220%	98,701,000.00	98,701,000.00	0.00	412,012.52	0.00	0.00	412,012.52	98,701,000.00	30.06%	30.00%
A-5	05556YAC6	5.296940%	423,554,000.00	423,554,000.00	0.00	1,869,616.77	0.00	0.00	1,869,616.77	423,554,000.00	30.06%	30.00%
A-SB	05556YAD4	5.173070%	25,463,000.00	25,463,000.00	0.00	109,768.23	0.00	0.00	109,768.23	25,463,000.00	30.06%	30.00%
A-S	05556YAF9	5.491720%	86,712,000.00	86,712,000.00	0.00	396,831.69	0.00	0.00	396,831.69	86,712,000.00	19.29%	19.25%
B	05556YAG7	6.012068%	40,332,000.00	40,332,000.00	0.00	202,065.61	0.00	0.00	202,065.61	40,332,000.00	14.28%	14.25%
C	05556YAH5	6.110638%	30,248,000.00	30,248,000.00	0.00	154,028.82	0.00	0.00	154,028.82	30,248,000.00	10.52%	10.50%
D	05556YAS1	4.500000%	23,191,000.00	23,191,000.00	0.00	86,966.25	0.00	0.00	86,966.25	23,191,000.00	7.64%	7.63%
E	05556YBG6	4.500000%	16,132,000.00	16,132,000.00	0.00	60,495.00	0.00	0.00	60,495.00	16,132,000.00	5.64%	5.63%
F	05556YAU6	4.500000%	10,083,000.00	10,083,000.00	0.00	37,811.25	0.00	0.00	37,811.25	10,083,000.00	4.38%	4.38%
G-RR*	05556YAW2	6.339178%	35,290,115.00	35,290,115.00	0.00	186,425.28	0.00	0.00	186,425.28	35,290,115.00	0.00%	0.00%
R	05556YBC5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05556YBA9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			806,624,115.00	805,220,916.70	189,697.29	3,572,669.06	0.00	0.00	3,762,366.35	805,031,219.41

X-A	05556YAE2	1.123477%	564,636,000.00	563,232,801.70	0.00	527,315.78	0.00	0.00	527,315.78	563,043,104.41
X-B	05556YAJ1	0.595012%	157,292,000.00	157,292,000.00	0.00	77,992.23	0.00	0.00	77,992.23	157,292,000.00
X-D	05556YAL6	1.839178%	23,191,000.00	23,191,000.00	0.00	35,543.65	0.00	0.00	35,543.65	23,191,000.00
X-E	05556YBE1	1.839178%	16,132,000.00	16,132,000.00	0.00	24,724.69	0.00	0.00	24,724.69	16,132,000.00
X-F	05556YAN2	1.839178%	10,083,000.00	10,083,000.00	0.00	15,453.70	0.00	0.00	15,453.70	10,083,000.00
Notional SubTotal			771,334,000.00	769,930,801.70	0.00	681,030.05	0.00	0.00	681,030.05	769,741,104.41

Deal Distribution Total					189,697.29	4,253,699.11	0.00	0.00	4,443,396.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05556YAA0	917.05885447	11.21274914	3.34836505	0.00000000	0.00000000	0.00000000	0.00000000	14.56111420	905.84610533
A-4	05556YAB8	1,000.00000000	0.00000000	4.17435001	0.00000000	0.00000000	0.00000000	0.00000000	4.17435001	1,000.00000000
A-5	05556YAC6	1,000.00000000	0.00000000	4.41411667	0.00000000	0.00000000	0.00000000	0.00000000	4.41411667	1,000.00000000
A-SB	05556YAD4	1,000.00000000	0.00000000	4.31089149	0.00000000	0.00000000	0.00000000	0.00000000	4.31089149	1,000.00000000
A-S	05556YAF9	1,000.00000000	0.00000000	4.57643337	0.00000000	0.00000000	0.00000000	0.00000000	4.57643337	1,000.00000000
B	05556YAG7	1,000.00000000	0.00000000	5.01005678	0.00000000	0.00000000	0.00000000	0.00000000	5.01005678	1,000.00000000
C	05556YAH5	1,000.00000000	0.00000000	5.09219849	0.00000000	0.00000000	0.00000000	0.00000000	5.09219849	1,000.00000000
D	05556YAS1	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E	05556YBG6	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
F	05556YAU6	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
G-RR	05556YAW2	1,000.00000000	0.00000000	5.28264870	0.00000000	0.19461710	0.00000000	0.00000000	5.28264870	1,000.00000000
R	05556YBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05556YBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05556YAE2	997.51486214	0.00000000	0.93390393	0.00000000	0.00000000	0.00000000	0.00000000	0.93390393	997.17889828
X-B	05556YAJ1	1,000.00000000	0.00000000	0.49584359	0.00000000	0.00000000	0.00000000	0.00000000	0.49584359	1,000.00000000
X-D	05556YAL6	1,000.00000000	0.00000000	1.53264844	0.00000000	0.00000000	0.00000000	0.00000000	1.53264844	1,000.00000000
X-E	05556YBE1	1,000.00000000	0.00000000	1.53264877	0.00000000	0.00000000	0.00000000	0.00000000	1.53264877	1,000.00000000
X-F	05556YAN2	1,000.00000000	0.00000000	1.53264901	0.00000000	0.00000000	0.00000000	0.00000000	1.53264901	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	56,647.64	0.00	56,647.64	0.00	0.00	0.00	56,647.64	0.00
A-4	07/01/26 - 07/30/26	30	0.00	412,012.52	0.00	412,012.52	0.00	0.00	0.00	412,012.52	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,869,616.77	0.00	1,869,616.77	0.00	0.00	0.00	1,869,616.77	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	109,768.23	0.00	109,768.23	0.00	0.00	0.00	109,768.23	0.00
A-S	07/01/26 - 07/30/26	30	0.00	396,831.69	0.00	396,831.69	0.00	0.00	0.00	396,831.69	0.00
X-A	07/01/26 - 07/30/26	30	0.00	527,315.78	0.00	527,315.78	0.00	0.00	0.00	527,315.78	0.00
X-B	07/01/26 - 07/30/26	30	0.00	77,992.23	0.00	77,992.23	0.00	0.00	0.00	77,992.23	0.00
X-D	07/01/26 - 07/30/26	30	0.00	35,543.65	0.00	35,543.65	0.00	0.00	0.00	35,543.65	0.00
X-E	07/01/26 - 07/30/26	30	0.00	24,724.69	0.00	24,724.69	0.00	0.00	0.00	24,724.69	0.00
X-F	07/01/26 - 07/30/26	30	0.00	15,453.70	0.00	15,453.70	0.00	0.00	0.00	15,453.70	0.00
B	07/01/26 - 07/30/26	30	0.00	202,065.61	0.00	202,065.61	0.00	0.00	0.00	202,065.61	0.00
C	07/01/26 - 07/30/26	30	0.00	154,028.82	0.00	154,028.82	0.00	0.00	0.00	154,028.82	0.00
D	07/01/26 - 07/30/26	30	0.00	86,966.25	0.00	86,966.25	0.00	0.00	0.00	86,966.25	0.00
E	07/01/26 - 07/30/26	30	0.00	60,495.00	0.00	60,495.00	0.00	0.00	0.00	60,495.00	0.00
F	07/01/26 - 07/30/26	30	0.00	37,811.25	0.00	37,811.25	0.00	0.00	0.00	37,811.25	0.00
G-RR	07/01/26 - 07/30/26	30	6,831.97	186,425.28	0.00	186,425.28	0.00	0.00	0.00	186,425.28	6,868.06
Totals			6,831.97	4,253,699.11	0.00	4,253,699.11	0.00	0.00	0.00	4,253,699.11	6,868.06

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	Additional Information
Total Available Distribution Amount (1)	4,443,396.40
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,265,810.49	Master Servicing Fee	2,237.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,105.67
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	346.69
ARD Interest	0.00	Operating Advisor Fee	1,206.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	214.95
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,265,810.49	Total Fees	12,111.35

Principal		Expenses/Reimbursements
Scheduled Principal	189,697.29	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	189,697.29	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,253,699.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	189,697.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,443,396.40
Total Funds Collected	4,455,507.78	Total Funds Distributed	4,455,507.75

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	805,220,917.54	805,220,917.54	Beginning Certificate Balance	805,220,916.70
(-) Scheduled Principal Collections	189,697.29	189,697.29	(-) Principal Distributions	189,697.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	805,031,220.25	805,031,220.25	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	805,220,917.54	805,220,917.54	Ending Certificate Balance	805,031,219.41
Ending Actual Collateral Balance	805,031,220.25	805,031,220.25

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.84)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.84)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	16	82,370,000.00	10.23%	109	6.1534	1.912626	1.29x or less	4	89,537,621.75	11.12%	111	6.6388	0.566068
10,000,000 to 14,999,999	3	36,340,714.24	4.51%	111	6.2288	1.850414	1.30x to 1.49x	8	116,200,000.00	14.43%	110	6.3596	1.435641
15,000,000 to 19,999,999	4	72,537,621.75	9.01%	110	6.1319	1.700199	1.50x to 1.79x	7	118,100,000.00	14.67%	111	6.2706	1.665759
20,000,000 to 29,999,999	5	127,240,765.21	15.81%	110	6.0173	1.917106	1.80x to 1.99x	5	78,010,765.21	9.69%	110	5.7288	1.931796
30,000,000 to 39,999,999	6	201,750,000.00	25.06%	110	6.1590	1.443358	2.00x to 2.49x	8	236,900,000.00	29.43%	111	6.0290	2.235464
40,000,000 to 54,999,999	2	95,400,000.00	11.85%	112	6.1711	1.844969	2.50x or greater	7	166,282,833.29	20.66%	111	6.0349	4.123234
55,000,000 or greater	3	189,392,119.05	23.53%	111	6.2182	3.806278	Totals	39	805,031,220.25	100.00%	111	6.1521	2.211265
Totals	39	805,031,220.25	100.00%	111	6.1521	2.211265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	777,402.30	0.10%	111	5.5800	1.850000	Tennessee	2	10,618,874.57	1.32%	112	6.0273	1.984195
Arizona	1	55,000,000.00	6.83%	111	5.7000	6.340000	Texas	4	61,493,116.57	7.64%	110	5.7112	2.141838
California	9	128,365,163.22	15.95%	110	6.0532	1.778721	Utah	1	26,650,000.00	3.31%	110	6.3500	1.730000
Colorado	2	25,767,621.75	3.20%	110	6.5820	1.371011	Virginia	2	13,733,625.98	1.71%	110	5.9054	1.445109
Connecticut	1	2,708,538.58	0.34%	111	5.5800	1.850000	Washington, DC	1	34,500,000.00	4.29%	111	6.8200	(0.200000)
Florida	4	28,651,203.80	3.56%	110	6.2516	1.667016	West Virginia	1	30,000,000.00	3.73%	110	6.4150	1.460000
Georgia	1	11,390,714.24	1.41%	110	6.0000	2.800000	Wisconsin	3	10,389,718.12	1.29%	112	5.9815	1.995990
Hawaii	1	5,000,000.00	0.62%	107	7.2530	2.040000	Totals	69	805,031,220.25	100.00%	111	6.1521	2.211265
Idaho	2	4,645,862.27	0.58%	112	5.8850	1.960894
									Property Type³
Illinois	1	253,011.84	0.03%	111	5.5800	1.850000
Indiana	1	2,332,956.56	0.29%	111	5.5800	1.850000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Kentucky	2	4,020,000.00	0.50%	112	6.0200	2.010000		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	59,392,119.05	7.38%	112	6.6200	3.160000	Industrial	2	102,892,119.05	12.78%	112	6.5418	2.525841
Massachusetts	1	1,211,832.99	0.15%	111	5.5800	1.850000	Lodging	2	89,500,000.00	11.12%	111	6.1317	3.818994
Michigan	2	3,612,690.42	0.45%	112	6.8599	1.345113	Mixed Use	1	11,000,000.00	1.37%	107	5.5810	1.990000
Minnesota	1	816,384.87	0.10%	111	5.5800	1.850000	Mobile Home Park	2	6,550,000.00	0.81%	110	6.7002	1.689160
Missouri	1	13,450,000.00	1.67%	112	6.6450	1.460000	Multi-Family	3	31,390,714.24	3.90%	111	6.0191	1.912051
New Jersey	2	13,845,934.07	1.72%	112	5.9681	2.002586	Office	10	225,897,621.75	28.06%	110	6.2345	2.024178
New Mexico	1	728,299.26	0.09%	111	5.5800	1.850000	Retail	20	248,510,000.01	30.87%	110	6.0521	1.944527
New York	10	195,520,000.00	24.29%	111	6.1256	2.110024	Self Storage	29	89,290,765.21	11.09%	110	5.8702	1.623710
North Carolina	2	6,326,063.44	0.79%	109	6.3411	1.384861	Totals	69	805,031,220.25	100.00%	111	6.1521	2.211265
Ohio	2	25,846,337.00	3.21%	112	6.0070	2.010369
Oklahoma	1	395,448.13	0.05%	111	5.5800	1.850000
Pennsylvania	4	26,475,049.14	3.29%	112	6.0862	1.966776
South Carolina	1	1,113,252.09	0.14%	111	5.5800	1.850000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900% or less	16	311,810,765.21	38.73%	110	5.7294	2.853623	12 months or less	36	789,031,220.25	98.01%	111	6.1531	2.215435
	6.00000% to 6.49900%	15	329,420,714.24	40.92%	111	6.2652	1.848058	13 months to 24 months	3	16,000,000.00	1.99%	107	6.1035	2.005625
	6.50000% to 6.99900%	5	151,179,740.80	18.78%	111	6.6976	1.712296	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% or greater	3	12,620,000.00	1.57%	110	7.1101	1.798257	Totals	39	805,031,220.25	100.00%	111	6.1521	2.211265
	Totals	39	805,031,220.25	100.00%	111	6.1521	2.211265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	116 months or less	39	805,031,220.25	100.00%	111	6.1521	2.211265	Interest Only	27	566,330,000.00	70.35%	110	6.0950	2.276992
117 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	178 months or less	1	19,837,621.75	2.46%	110	6.7500	1.180000
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	179 months to 299 months	3	132,482,884.26	16.46%	112	6.3270	2.374888
	Totals	39	805,031,220.25	100.00%	111	6.1521	2.211265	300 months to 357 months	8	86,380,714.24	10.73%	110	6.1211	1.766229
								358 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	805,031,220.25	100.00%	111	6.1521	2.211265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		17	215,317,621.75	26.75%	110	6.1127	1.867594			No outstanding loans in this group
	12 months or less	22	589,713,598.50	73.25%	111	6.1665	2.336747
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	805,031,220.25	100.00%	111	6.1521	2.211265
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30512797	OF	New York	NY	Actual/360	6.280%	405,583.33	0.00	0.00	N/A	11/06/35	--	75,000,000.00	75,000,000.00	08/06/26
2A-1	30512855	IN	Brandywine	MD	Actual/360	6.620%	338,970.90	70,663.90	0.00	N/A	12/06/35	--	59,462,782.95	59,392,119.05	08/06/26
3	30323624	LO	Phoenix	AZ	Actual/360	5.700%	269,958.33	0.00	0.00	N/A	11/06/35	--	55,000,000.00	55,000,000.00	08/06/26
4A-1	30512865	RT	Various	Various	Actual/360	5.950%	265,915.42	0.00	0.00	N/A	12/06/35	--	51,900,000.00	51,900,000.00	08/06/26
5	30323625	IN	Buffalo	NY	Actual/360	6.435%	241,044.38	0.00	0.00	N/A	12/06/35	--	43,500,000.00	43,500,000.00	08/06/26
6	30512860	Various Various		Various	Actual/360	6.020%	206,059.58	0.00	0.00	N/A	12/01/35	--	39,750,000.00	39,750,000.00	08/01/26
7A-1-B	30323626	OF	Irvine	CA	Actual/360	5.552%	19,123.56	0.00	0.00	N/A	09/11/35	--	4,000,000.00	4,000,000.00	08/11/26
7A-2	30323627				Actual/360	5.552%	129,084.00	0.00	0.00	N/A	09/11/35	--	27,000,000.00	27,000,000.00	08/11/26
7A-3-B	30323628				Actual/360	5.552%	19,123.56	0.00	0.00	N/A	09/11/35	--	4,000,000.00	4,000,000.00	08/11/26
8	30512759	LO	Washington	DC	Actual/360	6.820%	202,610.83	0.00	0.00	N/A	11/06/35	--	34,500,000.00	34,500,000.00	08/06/26
9	30512602	RT	Denton	TX	Actual/360	5.740%	163,111.67	0.00	0.00	N/A	09/06/35	--	33,000,000.00	33,000,000.00	08/06/26
10A-1-2	30323629	RT	New York	NY	Actual/360	5.642%	157,897.64	0.00	0.00	N/A	09/11/35	--	32,500,000.00	32,500,000.00	08/11/26
11	30512770	OF	Monrovia	CA	Actual/360	6.336%	174,592.00	0.00	0.00	N/A	11/06/35	--	32,000,000.00	32,000,000.00	08/06/26
12	30512703	RT	Barboursville	WV	Actual/360	6.415%	165,720.83	0.00	0.00	N/A	10/06/35	--	30,000,000.00	30,000,000.00	08/06/26
13A-2	30530396	SS	Various	Various	Actual/360	5.580%	142,391.54	43,270.72	0.00	N/A	11/06/35	11/06/50	29,634,035.93	29,590,765.21	08/06/26
14	30530383	OF	South Jordan	UT	Actual/360	6.350%	145,723.68	0.00	0.00	N/A	10/06/35	--	26,650,000.00	26,650,000.00	08/06/26
15	30323630	RT	Folsom	CA	Actual/360	6.700%	138,466.67	0.00	0.00	N/A	08/06/35	--	24,000,000.00	24,000,000.00	08/06/26
16	30323631	OF	Aurora	CO	Actual/360	6.750%	115,688.16	65,718.28	0.00	N/A	10/06/35	--	19,903,340.03	19,837,621.75	08/06/26
17	30512774	MF	New York	NY	Actual/360	6.030%	103,850.00	0.00	0.00	N/A	11/06/35	--	20,000,000.00	20,000,000.00	08/06/26
18	30512796	RT	Plano	TX	Actual/360	5.546%	95,036.87	0.00	0.00	N/A	11/06/35	--	19,900,000.00	19,900,000.00	08/06/26
19	30323632	OF	Palm Beach Gardens	FL	Actual/360	6.360%	93,103.33	0.00	0.00	N/A	10/06/35	--	17,000,000.00	17,000,000.00	08/06/26
20	30512737	SS	Richmond	CA	Actual/360	5.849%	79,573.25	0.00	0.00	N/A	10/06/35	--	15,800,000.00	15,800,000.00	08/06/26
21	30323633	RT	Wentzville	MO	Actual/360	6.645%	76,962.02	0.00	0.00	N/A	12/06/35	--	13,450,000.00	13,450,000.00	08/06/26
22	30512749	SS	Herndon	VA	Actual/360	5.969%	59,105.57	0.00	0.00	N/A	10/06/35	--	11,500,000.00	11,500,000.00	08/06/26
23	30512680	MF	Milledgeville	GA	Actual/360	6.000%	58,903.92	10,044.39	0.00	N/A	10/06/35	--	11,400,758.63	11,390,714.24	08/06/26
24A-7-1	30512382	MU	Middle Village	NY	Actual/360	5.581%	28,835.17	0.00	0.00	N/A	07/06/35	--	6,000,000.00	6,000,000.00	08/06/26
24A-11	30512386				Actual/360	5.581%	24,029.31	0.00	0.00	N/A	07/06/35	--	5,000,000.00	5,000,000.00	08/06/26
25	30323634	RT	Sevierville	TN	Actual/360	6.080%	49,737.78	0.00	0.00	N/A	12/06/35	--	9,500,000.00	9,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30512596	SS	Vacaville	CA	Actual/360	5.978%	44,888.14	0.00	0.00	N/A	09/06/35	--	8,720,000.00	8,720,000.00	08/06/26
27	30512734	SS	Sebring	FL	Actual/360	6.050%	37,770.49	0.00	0.00	N/A	10/06/35	--	7,250,000.00	7,250,000.00	08/06/26
28	30512525	RT	Arlington	TX	Actual/360	6.210%	29,411.25	0.00	0.00	N/A	08/06/35	--	5,500,000.00	5,500,000.00	08/06/26
29	30323635	SS	Greenville	NC	Actual/360	6.480%	29,853.00	0.00	0.00	N/A	09/06/35	--	5,350,000.00	5,350,000.00	08/06/26
30A-2-B	30323400	OF	Kapolei	HI	Actual/360	7.253%	31,228.19	0.00	0.00	N/A	07/06/35	--	5,000,000.00	5,000,000.00	08/06/26
31	30530392	RT	Coraopolis	PA	Actual/360	7.010%	26,680.84	0.00	0.00	N/A	11/06/35	--	4,420,000.00	4,420,000.00	08/06/26
32	30512593	SS	Roseville	CA	Actual/360	5.928%	21,439.60	0.00	0.00	N/A	09/06/35	--	4,200,000.00	4,200,000.00	08/06/26
33	30512595	SS	Sacramento	CA	Actual/360	5.978%	19,046.57	0.00	0.00	N/A	09/06/35	--	3,700,000.00	3,700,000.00	08/06/26
34	30323636	MH	Oregonia	OH	Actual/360	6.390%	18,433.38	0.00	0.00	N/A	09/06/35	--	3,350,000.00	3,350,000.00	08/06/26
35	30323637	MH	Sault Sainte Marie	MI	Actual/360	7.025%	19,357.78	0.00	0.00	N/A	12/06/35	--	3,200,000.00	3,200,000.00	08/06/26
36	30323638	SS	Chipley	FL	Actual/360	6.390%	17,497.95	0.00	0.00	N/A	09/06/35	--	3,180,000.00	3,180,000.00	08/06/26
Totals							4,265,810.49	189,697.29	0.00				805,220,917.54	805,031,220.25
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	0.00	3,125,986.77	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	0.00	4,930,842.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	5,790,880.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-1	0.00	2,482,228.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	1,186,085.53	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	1,230,370.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1-B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-3-B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	(23,386.20)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	1,000,401.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	2,258,776.17	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-2	10,914,035.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,080,293.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	2,487,387.45	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	2,764,735.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,495,092.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	2,380,962.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-7-1	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24A-11	25,906,414.28	4,998,809.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	790,824.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	907,717.82	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30A-2-B	7,251,452.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	604,825.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	362,049.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	76,311,401.66	40,520,607.82				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.152098%	6.134631%	111
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.152156%	6.134689%	112
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.152218%	6.134751%	113
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.152274%	6.134808%	114
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.152336%	6.134869%	115
03/17/26	4	67,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.152392%	6.134925%	116
02/18/26	4	67,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.152463%	6.134997%	117
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.152518%	6.135052%	118
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		805,031,220	805,031,220	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	805,031,220	805,031,220	0	0	0	0
Jul-26	805,220,918	805,220,918	0	0	0	0
Jun-26	805,430,658	805,430,658	0	0	0	0
May-26	805,618,168	805,618,168	0	0	0	0
Apr-26	805,825,803	805,825,803	0	0	0	0
Mar-26	806,011,150	738,511,150	67,500,000	0	0	0
Feb-26	806,259,166	738,759,166	67,500,000	0	0	0
Jan-26	806,442,142	806,442,142	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27